NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED DECEMBER 2, 2015

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust

Statements of Additional Information dated December 31, 2014

Statement of Additional Information dated January 30, 2015

Statements of Additional Information dated October 30, 2015

Nuveen Investment Trust II

Statement of Additional Information dated December 31, 2014

Statement of Additional Information dated January 30, 2015

Statement of Additional Information dated September 28, 2015

Statement of Additional Information dated October 30, 2015

Statements of Additional Information dated November 30, 2015

Nuveen Investment Trust III

Statement of Additional Information dated January 28, 2015

Statement of Additional Information dated October 30, 2015

Nuveen Investment Trust V

Statements of Additional Information dated January 30, 2015

Nuveen Investment Funds, Inc.

Statement of Additional Information dated January 30, 2015

Statement of Additional Information dated February 27, 2015

Statement of Additional Information dated

    April 30, 2015

Statement of Additional Information dated October 30, 2015

Nuveen Strategy Funds, Inc.

Statement of Additional Information dated December 31, 2014, as supplemented April 30, 2015

The eighth bullet point in the first paragraph of the section “Purchase and Redemption of Fund Shares–Reduction or Elimination of Up-Front Sales Charge on Class A Shares–Elimination of Sales Charge on Class A Shares” is deleted in its entirety and replaced with the following:

•	employer-sponsored retirement plans as defined below, except that, in the case of employer-sponsored retirement plans held through a brokerage account, Class A shares will be available at net asset value without a sales charge only if the broker-dealer has entered into an agreement with the Distributor that allows for such purchases. For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, health savings accounts, defined benefit plans, participant directed non-qualified deferred compensation plans, Roth 401(k) plans and Roth 403(b) plans, and do not include SEPs, SAR-SEPs, SIMPLE IRAs (except as described below), SIMPLE 401(k) plans, Solo 401(k) plans, KEOGH plans, non-qualified deferred compensation plans and single defined benefit plans;

•	SIMPLE IRAs opened before January 1, 2011 where Nuveen Securities, LLC is the broker of record;

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EQSAI-1215P